Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 - Intangible Assets

SRM Entertainment

In connection with the acquisition of SRM Entertainment, Limited (“SRM Ltd), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

The Distribution Agreements have an estimated life of six years and Goodwill has an indefinite life and will be reviewed at each subsequent reporting period to determine if the assets have been impaired.

Effective August 14, 2023 the Company spun-off 52% of SRM Ltd formerly a wholly-owned subsidiary, into a public company in exchange for shares of SRM Inc. common stock. The fair value of the 4,609,166 shares of common stock SRM Inc. received (net of dividend shares to the Company’s shareholders) was $1,521,025 (the Consideration). As a result, the Company will no longer consolidate SRM Ltd in its financial statements and the intangible assets have been de-consolidated. The deconsolidation produced a loss to the Company of $409,549. The Company currently owns 48% of SRM Inc. (see Note 6 above) and will use the equity method of accounting for its ownership in SRM Inc. The Company recorded $726,884 as its share of SRM losses from the date of separation to September 30, 2023.

Summary of deconsolidation loss:

Goodwill and Intangibles	$1,042,151
Net assets of SRM Ltd at deconsolidation	189,866
Equity of SRM Ltd	698,557
Effect of deconsolidation	1,930,574
Fair value of Consideration	(1,521,025)
Loss on deconsolidation	$(409,549)

Summary of Changes to Equity Method Investment

Fair value of Consideration	$1,521,025
Equity in SRM losses	(726,884)
Balance	$794,141

Licensing agreements

During the year ended December 31, 2021, the Company entered into two licensing agreements for the rights to use certain patented technologies. The Company paid a total of $675,000 for the rights, consisting of $150,000 in cash and $525,000 in shares of the Company’s common stock. In early 2022, the Company terminated one of the licensing agreements and as a result, the company considered the terminated license to be impaired and took a charge of $300,000 to 2021 earnings. During 2022, the Company evaluated the remaining license agreement and determined that its carrying value had been impaired and took a charge of $375,000 to 2022 earnings. The balance of Intellectual property at December 31, 2022 was $0.

Clinical Research Agreement

During the year ended December 31, 2022, the Company entered into a Clinical Research Agreement to research new treatments for post COVID-19 syndrome and symptoms and other projects which include treatments for respiratory diseases (such as influenza), herpes, eczema, and other skin indications. As of December 31, 2022, the Company had paid $1,500,000 of the approximate $3,000,000 budget. The payments were being amortized over 24 months, the respective term of the research. During 2022, the Company evaluated the remaining research agreement and determined that its carrying value had been impaired and took a charge of $1,075,000 to 2022 earnings. The balance at December 31, 2022 was $0.

Safety Shot Acquisition

In August 2023 the Company acquired certain assets of GBB Drink Lab Inc (“GBB”) which included the patents for a blood alcohol detox drink Safety Shot, an over-the-counter drink that can lower blood alcohol content to allow recovery from the effects of alcohol at a rate faster than would occur normally. The purchase price was 5,000,000 shares of the Company’s restricted common stock, valued at $2,468,500, plus $200,000 in cash. At the time of purchase GBB had no employees, no revenues and no operations and reported its only asset was intellectual property. Using guidance provided under the FASB Accounting Standards Update No. 2017-01, Clarifying the Definition of a business, the transaction was accounted for as a single asset purchase and the entire purchase price of $2,668,500 was allocated to the patents.

The patents will be amortized over twelve years (the remaining 12 year life of the patents). During the nine months ended September 30, 2023, the Company recognized $55,593 of amortization expense.

Summary of transaction and carrying value:

Purchase price:		Allocation of Purchase price:
Cash	$200,000	Patents	$2,668,500
Fair value of stock issued	2,468,500	Amortization	(55,593)
	$2,668,500	Balance	$2,612,907

Note 8 - Intangible Assets

Magical Beasts

In connection with the acquisition of Magical Beasts (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Tradenames & trademarks	$151,800
Customer base	651,220
Non-compete	154,500
Goodwill	308,690
$1,266,210

The Non-compete has an estimated life of two years, the Customer base has an estimated life of fifteen years and the Tradenames & trademarks and Goodwill have indefinite lives and will be reviewed at each subsequent reporting period to determine if the assets have been impaired. At December 31, 2020, Goodwill was analyzed by management, assisted by a third party valuation company, and determined that the Goodwill associated with the acquisition of Magical Beasts has been impaired and as a result the Company recognized a charge to earnings of $308,690 in the year ended December 31, 2020. Additionally, the Intangibles were analyzed by management, assisted by a third-party valuation company, and determined that the Intangible associated with the acquisition of Magical Beasts had also been impaired and as a result the Company recognized an additional charge to earnings of $731,628 in the year ended December 31, 2020. The balance of the Intangible Assets at December 31, 2020 attributable to Magical Beasts was $122,501.

During the first two quarters of 2021, the Company amortized $25,847 of the remaining Intangible Assets attributable to Magical Beasts. In the third quarter management determined that the balance of $96,654 had been impaired and was recognized as a charge to earnings. As of December 31, 2021, the Company had no remaining Intangible Assets attributable to Magical Beasts.

SRM Entertainment

In connection with the acquisition of SRM Entertainment, Limited (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

The Distribution Agreements have an estimated life of six years and Goodwill has an indefinite life and will be reviewed at each subsequent reporting period to determine if the assets have been impaired.

Amortization for the years ended December 31, 2022 and 2021 was $72,884 and $72,883. The balance of the Intangible Asset (Distribution Agreements) at December 31, 2022 and 2021 was $291,533 and $364,417, respectively which are reflect in assets held for sale.

Licensing agreements

During the year ended December 31, 2021, the Company entered into two licensing agreements for the rights to use certain patented technologies. The Company paid a total of $675,000 for the rights, consisting of $150,000 in cash and $525,000 in shares of the Company’s common stock. In early 2022, the Company terminated one of the licensing agreements and as a result, the company considered the terminated license to be impaired and took a charge to of $300,000 to 2021 earnings. During 2022, the Company evaluated the remaining license agreement and determined that its carrying value had been impaired and took a charge of $375,000 to 2022 earnings. The balance of Intellectual property at December 31, 2022 and 2021 was $0 and $375,000, respectively.

Clinical Research Agreement

During the year ended December 31, 2022, the Company entered into a Clinical Research Agreement to research new treatments for post COVID-19 syndrome and symptoms and other projects which include treatments for respiratory diseases (such as influenza), herpes, eczema, and other skin indications. As of December 31, 2022, the Company had paid $1,500,000 of the approximate $3,000,000 budget. The payments are being amortized over 24 months, the respective term of the research. During 2022, the Company evaluated the remaining research agreement and determined that its carrying value had been impaired and took a charge of $1,075,000 to 2022 earnings The balance at December 31, 2022 was $0.